Note 15 - Stock-based compensation (Detail) (USD $)	0 Months Ended			1 Months Ended			12 Months Ended
	Nov. 06, 2012	Mar. 08, 2012	Nov. 16, 2011	Oct. 24, 2011	Sep. 20, 2011	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							5 years 73 days	5 years 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			25,000				5,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 1.60	$ 1.98	$ 2.95	$ 2.85	$ 0.23	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.15	$ 0.27	$ 0.96	$ 1.15	$ 1.58
Allocated Share-based Compensation Expense (in Dollars)	$ 160,500	$ 27,250	$ 24,000	$ 1,496,563	$ 78,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				1,300,000	25,000	25,000	1,150,000	1,375,000
Share-based Compensation (in Dollars)							1,391,316	1,118,813
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)							$ 87,184
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)							8,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)							$ 0.35
Upon Execution of Severance Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	600,000
Upon Events Tied To Clinical Trial Plan for DermaPACE Device [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	400,000
Vesting In Increments [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	100,000
Severance Agreement With Mr. Cashman [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	1,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.21
Consideration for Provision of Advisory Services for Mr. Cashman [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.21
Each Member of Medical Advisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 0.44